Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Schedule of cash and cash equivalents

	As at December 31,
	2022	2023
	RMB’000	RMB’000
Cash on hand	12	12
Cash at central bank	214,768	134,486
Cash at banks	1,692,996	1,244,975
	1,907,776	1,379,473

	At December 31,
	2022	2023
	RMB’000	RMB’000
USD	313,559	771,502
RMB	1,045,135	379,629
HKD	530,861	210,492
SGD	13,821	5,796
IDR	1,680	941
MYR	1,585	4
PHP	1,135	11,109
	1,907,776	1,379,473